INCOME TAXES	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
INCOME TAXES

24. INCOME TAXES

The tax effect (computed by applying the federal and provincial/state statutory rates in the jurisdictions the Company and its subsidiary operate) of the significant temporary differences, which comprise deferred income tax assets and liabilities, are as follows:

	2020	2019	2018
	$	$	$
Net loss before income taxes	(3,674,304)	(8,147,268)	(9,131,285)
Statutory income tax rate	27%	27%	32%
Income tax recovery	(992,062)	(2,199,762)	(2,922,011)
Differences between Canadian and foreign tax rates	(95,362)	(113,858)	—
Permanent differences and others	(76,522)	(706,889)	(303,048)
Impact of foreign exchange	142,767	509,162	—
Under provided in prior years
	363,357	—	—
Effect of change in income tax rates	164,204	—	(37,000)
Temporary differences	316,758	466,969	57,000
Change in unrecognized losses	363,420	2,102,952	2,892,011
Income tax expense (recovery)	186,560	58,574	(313,048)
Current income tax expense	186,560	380,863	—
Deferred income tax recovery	—	(322,289)	(313,048)
	186,560	58,574	(313,048)

The tax effected items that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2020 and 2019 are as follows:

	2020	2019
Deferred income tax assets
Non-capital loss carry-forwards	$487,721	$607,610
Lease liabilities	501,470	824,005

Deferred income tax assets	$989,191	$1,431,615

Excess of carrying value over tax value of right-of-use assets	$(561,508)	$(852,881)
Excess of carrying value over tax value of intangible assets	(389,728)	(560,756)
Excess of carrying value over tax value of bonds payable	(19,317)	(17,978)
Excess of carrying value over property and equipment	(18,638)	—

Deferred income tax liability	$(989,191)	$(1,431,615)

Net deferred tax asset (liability)	$—	$—

Significant unrecognized tax benefits and unused taxes for which no deferred tax assets are recognized as of December 31, 2020 and 2019 are as follows:

	2020	2019
Non-capital losses carried forward	$24,441,678	$19,451,150
Property and equipment	7,337	15,068
Share issuance costs	17,556	35,107
Capital losses carried forward	3,294,836	3,294,836
Lease liabilities	36,157	36,157
Unrecognized deductible temporary differences	$27,797,564	$22,832,318

As at December 31, 2020, the Company has non-capital losses carried forward of approximately $26,814,000 (2019 - $24,633,000) including $19,956,000 (2019 - $16,364,000) in Canada, $4,012,000 (2019 - $5,016,000) in Argentina, $nil (2019 - $1,453,000) in Mexico and $2,846,000 (2019 - $1,800,000) in the United States of America. These losses begin expiring in 2022.